Consolidated Statements of Cash Flows (USD $)	12 Months Ended			131 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash Flows From Operating Activities
Net loss	$ (12,568,354)	$ (19,434,699)	$ (18,552,102)	$ (118,353,076)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	6,167	7,356	8,855	445,966
Amortization of patents	671,120	671,120	671,120	6,789,497
Amortization of original issue discount				3,845,721
Amortization of commitment fee				310,866
Amortization of prepaid consultant expense				1,295,226
Amortization of deferred loan costs				2,261,584
Accretion of United States Treasury Bills				(373,295)
Loss on extinguishment of debt				825,867
Loss on exercise of warrants				236,146
Beneficial conversion of convertible interest				55,976
Convertible interest				389,950
Compensation through issuance of stock options	183,028	3,368,950	3,759,650	14,397,729
Compensation through issuance of stock				932,000
Issuance of stock for services	456,500	332,750	856,613	9,053,511
Issuance of warrants for services	1,512,026	945,116	1,141,593	6,196,569
Issuance of warrants for contractual obligations				985,010
Gain on sale of equipment				(55,075)
Gain on change in fair value of warrant liability	(1,767,918)	(2,004,638)	(2,139,645)	(5,912,201)
Increase (decrease) in liabilities
Accounts payable	142,333	(317,375)	198,226	239,790
Accrued expenses	106,367	(769,640)	324,362	417,619
Net cash used in operating activities	(11,258,731)	(17,201,060)	(13,731,328)	(76,014,620)
Cash Flows From Investing Activities
Proceeds from sale of fixed assets				180,075
Capital expenditures	(15,885)	(6,147)		(89,920)
Proceeds from investments				37,010,481
Purchases of investments				(36,637,186)
Net cash provided by (used in) investing activities	(15,885)	(6,147)		463,450
Cash Flows From Financing Activities
Net proceeds from loans from stockholder				174,000
Proceeds from convertible debt				6,706,795
Net proceeds from sales of preferred stock and warrants			8,908,131	8,908,131
Net proceeds from sales of common stock and warrants	4,790,544	9,759,969	6,766,239	42,814,521
Proceeds from exercises of warrants and stock options		6,623,311	2,905,980	21,078,014
Cash paid to retire convertible debt				(2,385,959)
Cash paid for deferred loan costs				(747,612)
Premium paid on extinguishments of debt				(170,519)
Purchase and retirement of common stock				(48,000)
Net proceeds from sale of non-controlling interest in Pure-ific Corporation		443,500		443,500
Net cash provided by financing activities	4,790,544	16,826,780	18,580,350	76,772,871
Net change in cash and cash equivalents	(6,484,072)	(380,427)	4,849,022	1,221,701
Cash and cash equivalents, at beginning of period	7,705,773	8,086,200	3,237,178
Cash and cash equivalents, at end of period	1,221,701	7,705,773	8,086,200	1,221,701
Supplemental Disclosure of Noncash Investing and Financing Activities
Reclassification of warrant liability to equity due to exercise of warrants		$ 485,467	$ 197,700